Share Based Compensation (Details) - Schedule of share based compensation on the original grant-date fair value of the award - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation (Details) - Schedule of share based compensation on the original grant-date fair value of the award [Line Items]
Number of options, Beginning	2,695,194	2,516,225	2,508,805	2,825,390
Weighted average exercise price, Beginning	$ 5.08	$ 5.29	$ 5.29	$ 5.38
Weighted average remaining contractual term (Years), Beginning	6 years 361 days	5 years 189 days	6 years 3 days	6 years 156 days
Aggregate intrinsic value, Beginning	$ 6,561	$ 5,653	$ 312	$ 6,860
Number of options, Granted	180,000	2,350,000	280,000
Weighted average exercise price, Granted	$ 5.30	$ 1.20	$ 3.65
Number of options, Forfeited	(49,804)	(2,516,225)	(272,580)	(316,585)
Weighted average exercise price, Forfeited	$ 6.58	$ 5.12	$ 2.26	$ 3.09
Number of options, Ending	2,825,390	2,350,000	2,516,225	2,508,805
Weighted average exercise price, Ending	$ 5.38	$ 1.20	$ 5.29	$ 5.29
Weighted average remaining contractual term (Years), Ending	6 years 156 days	2 years 142 days	5 years 189 days	6 years 3 days
Aggregate intrinsic value, Ending	$ 6,860	$ 4,828	$ 5,653	$ 312